UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2012

Check here if Amendment[_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Pettyjohn Co

Address: 1925 Atherholt Road
         Lynchburg,VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    John D. Doyle, Jr.

Title:   Chairman

Phone:   434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ John D. Doyle, Jr.     Lynchburg, VA    01/22/2013
_______________________
      [Signature]          [City, State]      [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      94

Form 13F Information Table Value Total: 141,374
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           TITLE OF              VALUE   SHRS OR                 INVESTMENT VOTING  AUTHORITY
NAME OF ISSUER              CLASS      CUSIP   (X $1000) PM AMT  SH/PRN PUT/CALL DISCRETION  SOLE    SHARED   NONE
--------------             --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
Abbott Labs                 common   002824100   3,142    47,972                    Sole     47.972
Adobe Systems               common   00724F101     593    15,750                    Sole     15,750
Altria                      common   02209S103     275     8,739                    Sole      8,739
A T & T                     common   00206R102   1,222    36,263                    Sole     36,263
Apple                       common   037833100     875     1,645                    Sole      1,645
Bank of America             common   060505104     432    37,169                    Sole     37,169
BB&T                        common   054937107   1,014    34,834                    Sole     34,834
BBT Pfd D                  preferred 054937206     848    32,650                    Sole     32,650
Berkshire Hathaway Class B  common   084670108     901    10,050                    Sole     10,050
Boeing                      common   097023105     711     9,440                    Sole      9,440
Canadian Natl Railway       common   136375102     808     8,875                    Sole      8,875
Chevron Corp                common   166764100   2,576    23,819                    Sole     23,819
Cisco                       common   17275R102   1,037    52,792                    Sole     52,792
Coca-Cola                   common   191216100     385    10,614                    Sole     10,614
Comcast Corp                common   20030N101     598    16,000                    Sole     16,000
Conoco Phillips             common   20825C104   2,167    37,372                    Sole     37,372
Covidien PLC                common   G2554F113   1,241    21,500                    Sole     21,500
CSX                         common   126408103     264    13,403                    Sole     13,403
CVS/Caremark                common   126650100   2,264    46,835                    Sole     46,835
Deere & Co                  common   244199105   2,258    26,125                    Sole     26,125
Devon Energy                common   25179M103     241     4,625                    Sole      4,625
Dominion Resources          common   25746U109   2,702    52,164                    Sole     52,164
Duke Energy                 common   26441C204     830    13,007                    Sole     13,007
DuPont                      common   263534109   1,454    32,329                    Sole     32,329
EMC                         common   268648102     861    34,040                    Sole     34,040
Enbridge                    common   29250N105     736    17,000                    Sole     17,000
Exxon- Mobil                common   30231G102   8,082    93,381                    Sole     93,381
Fedex Corp                  common   31428X106   1,470    16,026                    Sole     16,026
Ford Motor Co               common   345370860     642    49,537                    Sole     49,537
GE                          common   369604103   2,782   132,544                    Sole    132,544
General Mills               common   370334104   1,002    24,800                    Sole     24,800
Health Care REIT            common   42217K106     792    12,925                    Sole     12,925
Honeywell                   common   438516106   2,380    37,500                    Sole     37,500
Intel                       common   458140100     237    11,503                    Sole     11,503
International Bus. Mach.    common   459200101   5,392    28,150                    Sole     28,150
ishares Barclay Aggregat    common   464287226   4,782    43,050                    Sole     43,050
ishares Inv Gr Bond ETF     common   464287242   3,164    26,150                    Sole     26,150
ishares MSCI Emerging Ma    common   464287234     559    12,600                    Sole     12,600
ishares Dow Jns US Fincl    common   464287788   1,381    22,750                    Sole     22,750
ishares Healthcare Ind      common   464287762   1,040    12,450                    Sole     12,450
ishares High Div Equity     common   46429B663   1,153    19,629                    Sole     19,629
ishares Int Govt Bond In    common   464288612   1,326    11,800                    Sole     11,800
ishares Lehman 1-3 yr Tr    common   464287457     270     3,200                    Sole      3,200
ishares Midcap 400 Index    common   464287507   1,864    18,325                    Sole     18,325
ishares Preferred Index    preferred 464288687   2,688    67,850                    Sole     67,850
ishares Regional Bank In    common   464288778     277    11,350                    Sole     11,350
ishares S&P Natl Muni       common   464288414     299     2,700                    Sole      2,700
ishares Technology Index    common   464287721     891    12,600                    Sole     12,600
Johnson & Johnson           common   478160104   2,845    40,583                    Sole     40,583
Kimberly Clark              common   494368103   2,436    28,850                    Sole     28,850
Lincoln Natl Corp           common   534187109     574    22,176                    Sole     22,176
3M                          common   604059105   1,893    20,387                    Sole     20,387
Macys                       common   55616P106     591    15,135                    Sole     15,135
McDonalds Corp              common   580135101   1,641    18,602                    Sole     18,602
McKesson Corp               common   58155Q103   1,527    15,750                    Sole     15,750
MetLife                     common   59156R108     209     6,350                    Sole      6,350
Microsoft                   common   594918104   1,840    68,887                    Sole     68,887
National Fuel Gas           common   636180101     446     8,800                    Sole      8,800
Nextera Energy              common   65339F101     432     6,250                    Sole      6,250
Nextera Energy 5.7 Pfd     preferred 65339K605     514    19,700                    Sole     19,700
Norfolk Southern            common   655844108   1,924    31,119                    Sole     31,119
Nuveen Municipal Value      common   670928100   2,367   230,972                    Sole    230,972
Oracle                      common   68389X105     811    24,350                    Sole     24,350
PepsiCo                     common   713448108   3,966    57,956                    Sole     57,956
Pfizer                      common   717081103     436    17,405                    Sole     17,405
Philip Morris Intl          common   718172109     782     9,353                    Sole      9,353
Pimco Total Return Fund     common   72201R775   1,808    16,575                    Sole     16,575
Pinnacle Bankshares         common   72345E102      91    10,996                    Sole     10,996
Plum Creek Timber           common   729251108     828    18,650                    Sole     18,650
PNC 5.375% Preferred       preferred 693475832     515    20,650                    Sole     20,650
Powershares QQQ Trust       common   73935A104   1,516    23,275                    Sole     23,275
Procter & Gamble            common   742718109   5,640    83,076                    Sole     83,076
Qualcomm                    common   747525103   1,290    20,850                    Sole     20,850
Rogers Communications       common   775109200     729    16,025                    Sole     16,025
SPDR Energy Sector          common   81369Y506     255     3,575                    Sole      3,575
SPDR Short Term Muni Bd     common   78464A425     457    18,800                    Sole     18,800
SPDR Tr I Unit Ser 1        common   78462F103     631     4,429                    Sole      4,429
SPDR Utilities Sector       common   81369Y886   1,074    30,750                    Sole     30,750
Southern Co                 common   842587107   2,174    50,780                    Sole     50,780
Starbucks Corp              common   855244109     862    16,075                    Sole     16,075
Starwood Hotels             common   85590A401     632    11,025                    Sole     11,025
Thermo Fisher Scientific    common   883556102     478     7,500                    Sole      7,500
US Bancorp 6.5% Pfd        preferred 902973833     490    17,100                    Sole     17,100
Union Pacific               common   907818108     796     6,335                    Sole      6,335
United Parcel Service       common   911312106   1,285    17,425                    Sole     17,425
United Technologies         common   913017109   4,299    52,419                    Sole     52,419
Vanguard Div Apprec ETF     common   921908844   3,252    54,597                    Sole     54,597
Vanguard Total Bond ETF     common   921937835   2,882    34,303                    Sole     34,303
Ventas                      common   92276F100   3,399    52,525                    Sole     52,525
Verizon                     common   92343V104   4,794   110,799                    Sole    110,799
Vodafone Group              common   92857W209     610    24,225                    Sole     24,225
Walt Disney                 common   254687106   1,465    29,415                    Sole     29,415
Washington Real Estate      common   939653101     601    23,000                    Sole     23,000
Wells Fargo                 common   949746101     379    11,079                    Sole     11,079
                                               141,374 2,744,710                          2,744,710